Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance	$ 309,284
Ending balance	329,348	$ 309,284
Cost
Intangible assets
Beginning balance	338,155	369,881
Additions	11,113	10,512
Disposals	(41)	(467)
Transfers	0	0
Translation to presentation currency	23,576	(41,771)
Ending balance	372,803	338,155
Amortization
Intangible assets
Beginning balance	(28,871)	(24,960)
Additions	(11,774)	(9,080)
Disposals	0	6
Transfers	0	0
Translation to presentation currency	(2,810)	5,163
Ending balance	(43,455)	(28,871)
Net
Intangible assets
Beginning balance	309,284	344,921
Additions	(661)	1,432
Disposals	(41)	(461)
Transfers	0	0
Translation to presentation currency	20,766	(36,608)
Ending balance	329,348	309,284
Customer relationship | Cost
Intangible assets
Beginning balance	55,766	62,546
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation to presentation currency	2,966	(6,780)
Ending balance	58,732	55,766
Customer relationship | Amortization
Intangible assets
Beginning balance	(17,668)	(13,161)
Additions	(7,466)	(6,941)
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(1,309)	2,434
Ending balance	$ (26,443)	$ (17,668)
Weighted average rate (p.a.)	13.13%	13.20%
Software | Cost
Intangible assets
Beginning balance	$ 11,844	$ 6,972
Additions	144	53
Disposals	0	(201)
Transfers	8,597	7,181
Translation to presentation currency	1,424	(2,161)
Ending balance	22,009	11,844
Software | Amortization
Intangible assets
Beginning balance	(5,157)	(4,655)
Additions	(3,598)	(1,685)
Disposals	0	6
Transfers	0	0
Translation to presentation currency	(640)	1,177
Ending balance	$ (9,395)	$ (5,157)
Weighted average rate (p.a.)	24.28%	24.00%
Software in progress | Cost
Intangible assets
Beginning balance	$ 2,176	$ 2,845
Additions	10,693	7,570
Disposals	(41)	(262)
Transfers	(8,597)	(7,181)
Translation to presentation currency	361	(796)
Ending balance	4,592	2,176
Non-compete agreement | Cost
Intangible assets
Beginning balance	2,125	2,805
Additions	276	0
Disposals	0	0
Transfers	0	0
Translation to presentation currency	307	(680)
Ending balance	2,708	2,125
Non-compete agreement | Amortization
Intangible assets
Beginning balance	(1,350)	(1,187)
Additions	(661)	(565)
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(213)	402
Ending balance	$ (2,224)	$ (1,350)
Weighted average rate (p.a.)	20.00%	20.00%
Other | Cost
Intangible assets
Beginning balance	$ 5,478	$ 7,017
Additions	0	0
Disposals	0	(4)
Transfers	0	0
Translation to presentation currency	745	(1,535)
Ending balance	6,223	5,478
Other | Amortization
Intangible assets
Beginning balance	(4,696)	(5,957)
Additions	(49)	111
Disposals	0	0
Transfers	0	0
Translation to presentation currency	(648)	1,150
Ending balance	$ (5,393)	$ (4,696)
Weighted average rate (p.a.)	5.00%	5.00%
Goodwill | Cost
Intangible assets
Beginning balance	$ 260,766	$ 287,696
Additions	0	2,889
Disposals	0	0
Transfers	0	0
Translation to presentation currency	17,773	(29,819)
Ending balance	$ 278,539	$ 260,766